DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Deferred Tax Assets And Liabilities
DEFERRED TAX ASSETS AND LIABILITIES

18.	DEFERRED TAX ASSETS AND LIABILITIES

(a)	Deferred tax balance

No deferred tax assets and liabilities was recognized in the consolidated statements of financial position as at December 31, 2025 and 2024 as no taxable temporary differences are recognized. There were no movements of deferred tax balance in year 2024 and 2025.

(b)	Deferred tax not recognized

As of December 31, 2024 and 2025, the total amounts of deductible temporary differences and unused tax losses for which no deferred tax assets were recognized with respect to certain deductible temporary differences and accumulated tax losses of the Company’s subsidiaries established in Mainland China and Hong Kong that can be carried forward against future taxable income are as follows:

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Tax losses with no deferred tax assets recognized	667	208	30

(c)	Expiration dates of the tax losses

The tax losses in Mainland China can be carried forward for five years to offset future taxable profit. The expiration dates of the unused tax losses of the subsidiaries established in Mainland China for which no deferred tax assets were recognized are summarized as follows:

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Year of expiration
2024	—	—	—
2025	1,462	—	—
2026	1,411	1,411	202
2027	499	499	71
2028	828	828	118
2029	440	440	63
2030	—	811	116

Total	4,640	3,989	570